SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE SEPARATE ACCOUNT
                 Polaris II Platinum Series Variable Annuity

                      VARIABLE ANNUITY ACCOUNT FOUR
              Anchor Advisor Variable Annuity dated May 1, 2014

                      VARIABLE ANNUITY ACCOUNT SEVEN
            Polaris II A-Class Variable Annuity dated May 1, 2014
    Polaris II A-Class Platinum Series Variable Annuity dated May 1, 2014
         Polaris Platinum O-Series Variable Annuity dated May 1, 2014

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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                          Polaris II Variable Annuity
              Polaris II A-Class Platinum Series Variable Annuity
          Polaris Platinum O-Series Variable Annuity dated May 1, 2014
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Effective on or about January 16, 2015, the SunAmerica Series Trust "Total
Return Bond Portfolio" changed its name to "SA JPMorgan MFS Core Bond Portfolio," and its investment manager changed from "Pacific Investment Management Company LLC" to "J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company." Accordingly, all references in the prospectus to the "Total Return Bond Portfolio" and to its manager "Pacific Investment Management Company LLC" are respectively replaced with the "SA JPMorgan MFS Core Bond Portfolio" and the managers "J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company."

     Underlying Fund   Managed by:                     Trust   Asset Class
     ---------------   ----------------------          -----   ------------
     SA JPMorgan MFS   J.P. Morgan Investment          SAST    Bond
     Core Bond         Management Inc. and
     Portfolio         Massachusetts Financial
                       Services Company


Dated:  January 16, 2015

                Please keep this Supplement with your Prospectus